Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of basic and diluted EPS
(Figures in USD)	June 30, 2022	December 31, 2021

Profit attributable to ordinary equity holders of the parent	3,894,041	25,690,565
Weighted average number of ordinary shares	88,035,321	88,035,321

Profit attributable to ordinary equity holders of the parent	27,229,285	25,690,565
Weighted average number of ordinary shares	88,035,321	88,035,321

(Figures in USD)	2021	2020
		(Re-stated)
Profit attributable to ordinary equity holders of the parent	25,690,565	2,518,668
Weighted average number of ordinary shares	88,035,321	88,035,321

Profit / (Loss) attributable to ordinary equity holders of the parent	2,518,668	(104,689,000)
Weighted average number of ordinary shares	88,035,321	80,264,186

(Loss) / profit attributable to ordinary equity holders of the parent	(104,689,000)	(13,670,708)
Weighted average number of ordinary shares	80,264,186	80,000,000